Equity - reserves	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Equity - reserves
Note 23. Equity - reserves

	2024	2023	2022
	A$’000	A$’000	A$’000

Foreign currency reserve	(750)	(742)	(852)
Share-based payments reserve for Employee Share Option Plan	4,225	4,423	3,264

	3,475	3,681	2,412

Foreign currency translation reserve
The reserve is used to recognize exchange differences arising from translation of the consolidated financial statements of foreign operations to Australian dollars.
Share based payments reserve for Employee Share Option Plan
The reserve is used to recognize the value of equity benefits provided to employees and executive directors as part of their remuneration, and other parties as part of their compensation for services.
For the year ended 30 June 2024, there were A$0.5
 million issuances from the share-based payment reserve for Employee Share Option plan and A$
0.7 million expirations and forfeitures.